Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	December 31, 2024	December 31, 2023
	EUR	EUR

Customer relationships	571,100	415,000
Broadcasting rights/sports titles/stadium lease	75,000	75,000
Brand	1,013,000	2,225,000
Player contracts	340,000	415,000
Other	554,767	554,000
Goodwill	896,245	592,491
Subtotal	4,287,258	4,276,491
Less accumulated amortization	(643,820)	(223,113)
Net	2,806,292	4,053,378